UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners, LLC
Address:  56  Mason Street
          Greenwich, CT 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Buck, II
Title:     Managing Member
Phone:     203-629-7500
Signature, Place and Date of Signing:

    James E. Buck, II   Greenwich, Connecticut   May 6, 2003

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    6

Form 13F Information Table Value Total:    49,686

INFORMATION HAS BEEN OMMITTED FORM THIS PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION IN A REQUEST FOR CONFIDENTIAL TREATMENT.

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALLEN TELECOM INC COM          COMMON STOCK     018091108      252    25800 SH       SOLE                  25800        0        0
D DOLE FOOD INC CASH MERGER      COMMON STOCK     256605106     3135    93597 SH       SOLE                  93597        0        0
D FRONTIER OIL CORP COM STK      COMMON STOCK     35914P105      342    20000 SH       SOLE                  20000        0        0
D MULTEX.COM INC                 COMMON STOCK     625367107      735   100000 SH       SOLE                 100000        0        0
D OCEAN ENERGY INC COM STK       COMMON STOCK     67481E106    14336   716800 SH       SOLE                 716800        0        0
D PHARMACIA CORPORATION          COMMON STOCK     71713U102    30886   713307 SH       SOLE                 713307        0        0
S REPORT SUMMARY                  6 DATA RECORDS               49686        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED